Accounts Receivable, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Accounts Receivable, Net [Abstract]
Expected credit losses	$ 105,212	$ 288,662